5. EQUITY TRANSACTIONS (Details - Stockbased Compensation) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Stock Based Compensation	$ 336,496	$ 283,534	$ 599,658	$ 564,445	$ 1,260,769	$ 2,186,309
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation					1,212,794	2,076,535
Stock Options [Member]
Stock Based Compensation					$ 47,975	$ 109,774